Employee Compensation - Summary of Weighted-average Assumptions (Detail)		Oct. 31, 2022	Oct. 31, 2021
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	[1],[2]	3.20%	2.70%
Rate of compensation increase		2.20%	2.10%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year		5.50%	3.20%
Rate of compensation increase		2.30%	2.20%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	[1],[2]	3.30%	2.70%
Rate of compensation increase			2.00%
Assumed overall health care cost trend rate	[3]	4.80%	4.80%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year		5.50%	3.30%
Assumed overall health care cost trend rate	[3]	4.70%	4.80%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.6% and 3.0% for 2022 and 2021, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 3.7% and 3.0% for 2022 and 2021, respectively.
[3]	Trending to 4.0% in 2041 and remaining at that level thereafter.